Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of property and equipment

	December 31,
	2016	2015
	(in thousands)
Drillships and related equipment	$5,891,860	$5,856,564
Other property and equipment	20,360	14,938
Property and equipment, cost	5,912,220	5,871,502
Accumulated depreciation	(1,002,347)	(727,946)
Property and equipment, net	$4,909,873	$5,143,556